NET LOSS PER SHARE	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Q S I Operations Inc
NET LOSS PER SHARE

9. NET LOSS PER SHARE

Basic net loss per share is computed by dividing the net loss by the weighted-average number of shares of common stock of the Company outstanding during the period. Diluted net loss per share is computed by giving effect to all common share equivalents of the Company, including outstanding convertible preferred stock and stock options, to the extent dilutive. Basic and diluted net loss per share was the same for each period presented as the inclusion of all common share equivalents would have been anti-dilutive.

The following table presents the calculation of basic and diluted net loss per share for the Company’s common stock:

	Three months ended March 31,
	2021	2020
Numerator
Net Loss	$(11,779)	$(10,314)
Numerator for Basic and Dilutive Net Loss per Share - Loss attributable to Common Stockholders	$(11,779)	$(10,314)
Denominator
Common Stock	6,932,353	6,696,563
Denominator for Basic and Dilutive Net Loss per Share - Weighted-average Common Stock	6,932,353	6,696,563
Basic and dilutive net loss per share	$(1.70)	$(1.54)

Since the Company was in a net loss position for all periods presented, the basic net loss per shares calculation excludes preferred stock as it does not participate in net losses of the Company. Additionally, net loss per share attributable to common stockholders was the same on a basic and diluted basis, as the inclusion of all potential common equivalent shares outstanding would have been anti-dilutive. Anti-dilutive common equivalent shares were as follows:

	Three months ended March 31,
	2021	2020
Outstanding options to purchase common stock	15,409,108	9,635,470
Outstanding convertible preferred stock (Series A through E)	90,789,268	86,125,089
	106,198,376	95,760,559

10.   NET LOSS PER SHARE

Basic net loss per share is computed by dividing the net loss by the weighted-average number of shares of  common stock of  the Company outstanding during the period. Diluted net loss per share is computed  by giving effect to all potential shares of common stock of the Company, including convertible preferred stock, outstanding stock options, to the extent dilutive. Basic and diluted net loss per share was the same for each period presented as the inclusion of all potential shares of common stock of the Company outstanding would have been anti-dilutive.

The following table presents the calculation of basic and diluted net loss per share for the Company’s common stock:

	2020	2019
Numerator:
Net Loss	$(36,613)	$(35,792)
Numerator for Basic and Dilutive EPS – Loss available to common stockholders	$(36,613)	$(35,792)
Denominator:
Common Stock	6,715,314	6,453,890
Denominator for Basic and Dilutive EPS – Weighted-average common stock	6,715,314	6,453,890
Basic and dilutive loss per share	$(5.45)	$(5.55)

Since the Company was in a net loss position for all periods presented, basic EPS calculation excludes preferred stock as it does not participate in net losses of the Company. Additionally, net loss per share attributable to common stockholders was the same on a basic and diluted basis, as the inclusion of all potential common equivalent shares outstanding would have been anti-dilutive. Anti-dilutive common equivalent shares were as follows:

	2020	2019
Outstanding options to purchase common stock	9,240,930	9,893,757
Outstanding convertible preferred stock (Series A through E)	90,789,268	84,201,570
Total anti-dilutive common equivalent shares	100,030,198	94,095,327